------------------
 ANNUAL
------------------
 REPORT

Money Market
Mutual Fund
Class S

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                        ii

INVESTMENT ADVISER COMMENTS

  Money Market Mutual Fund -- Class S                                          1

PORTFOLIO OF INVESTMENTS

  Money Market Mutual Fund                                                     2

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                          6

  Statements of Operations                                                     7

  Statements of Changes in Net Assets                                          8

  Financial Highlights                                                        10

  Notes to Financial Statements                                               12

  Independent Auditors' Report                                                17

  Proxy Voting Results                                                        18

  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
                                                                               i

LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

---------------------
ii

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

-------------------------
INVESTMENT ADVISER COMMENTS
MONEY MARKET MUTUAL FUND -- CLASS S

RETURNS:

The seven-day effective yield as of September 30, 1996, for the Stagecoach Money Market Mutual Fund -- Class S was 4.27%.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

The third quarter began with continued expectations that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed in late August and stayed in a slight upward trend for the remainder of the quarter. Commodity prices ended the quarter lower. The widely anticipated Federal Reserve meeting on September 24, however, resulted in no change in policy and the equity and bond markets rallied sharply.

STRATEGIC COMMENT:

With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities, which use the Prime Rate as an index, appear attractive. Also, six month commercial paper has been offering values yielding 33 basis points above that of comparable Treasury Bills. For Funds investing exclusively in Treasury securities, the Treasury-bill curve shows that securities with six-month or longer maturities offer the best value.

All holdings in the Fund were rated in the top four categories by national credit rating agencies. These securities meet with the approval of the Wells Fargo Credit Policy Committee.

                                                           ---------------------

MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER - 64.61%
$89,000,000  Abbott Laboratories                                  5.37 %        10/29/96   $   88,628,277
 50,000,000  American Express Corp                                5.32          10/08/96       49,948,278
 50,000,000  American Express Corp                                5.32          10/10/96       49,933,500
 50,000,000  American Express Corp                                5.30          11/26/96       49,587,778
 50,000,000  American Express Credit Corp                         5.30          11/21/96       49,624,583
 50,000,000  American General Finance Corp                        5.28          11/21/96       49,626,000
 34,400,000  Asset Securitization Cooperative Corp +              5.36          10/22/96       34,292,443
 50,000,000  Asset Securitization Cooperative Corp +              5.42          10/24/96       49,828,081
 60,000,000  Asset Securitization Cooperative Corp +              5.35          10/24/96       59,793,697
 60,000,000  Associates Corp of North America                     5.38          10/17/96       59,856,533
 70,000,000  Associates Corp of North America                     5.35          10/18/96       69,823,153
 50,000,000  Bank of Nova Scotia                                  5.45          10/16/96       49,886,458
 55,200,000  Beta Finance Inc +                                   5.31          11/19/96       54,801,042
 50,000,000  Canadian Imperial Holdings Inc                       5.46          10/09/96       49,939,278
 50,000,000  Canadian Imperial Holdings Inc                       5.33          11/01/96       49,770,514
 85,000,000  Canadian Wheat Board                                 5.41          03/27/97       82,739,071
 50,000,000  CIT Group Holdings Inc                               5.35          10/09/96       49,940,556
 50,000,000  CIT Group Holdings Inc                               5.45          10/23/96       49,833,472
 50,000,000  CIT Group Holdings Inc                               5.30          12/05/96       49,521,528
 50,400,000  Corporate Receivables Corp +                         5.42          10/02/96       50,392,412
 35,000,000  Corporate Receivables Corp +                         5.47          10/10/96       34,952,138
 90,000,000  Corporate Receivables Corp +                         5.32          11/05/96       89,534,500
 50,000,000  Daimler Benz North America Corp                      5.42          10/16/96       49,887,083
 50,000,000  Daimler Benz North America Corp                      5.30          11/19/96       49,639,306
 63,900,000  Falcon Asset Securitization Corp +                   5.33          10/25/96       63,672,942
 50,000,000  Ford Motor Corp                                      5.43          10/01/96       50,000,000
100,000,000  Ford Motor Corp                                      5.37          10/15/96       99,791,167
 50,000,000  Ford Motor Credit Corp                               5.43          10/22/96       49,841,625
 50,300,000  Glaxo Holdings Plc                                   5.42          10/28/96       50,095,531
  7,548,000  Greenwich Asset Funding Corp                         5.42          10/11/96        7,536,636
 21,000,000  Greenwich Asset Funding Corp                         5.42          10/18/96       20,946,252
 15,071,000  Greenwich Asset Funding Corp                         5.42          10/21/96       15,025,620
 30,000,000  Greenwich Asset Funding Corp                         5.30          11/13/96       29,810,083
144,500,000  Hewlett Packard Co                                   5.40          10/16/96      144,174,875

------------------------
2

                                                        MONEY MARKET MUTUAL FUND

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Household Finance Corp                               5.45 %        05/28/97   $   50,000,000
100,000,000  IBM Credit Corp                                      5.34          10/17/96       99,762,667
 20,000,000  IBM Credit Corp                                      5.35          10/21/96       19,940,556
 50,000,000  National Australia Bank                              5.47          11/01/96       49,764,486
 50,000,000  National Rural Utilities Cooperative Finance
               Corp                                               5.30          11/14/96       49,676,111
 50,000,000  New Center Asset Trust                               5.46          11/07/96       49,719,417
  9,500,000  PHH Corp                                             5.35          10/17/96        9,477,411
 20,000,000  PHH Corp                                             5.35          10/18/96       19,949,472
 32,000,000  PHH Corp                                             5.35          10/21/96       31,904,889
 65,000,000  PHH Corp                                             5.32          10/31/96       64,711,833
 23,075,000  Preferred Receivables Funding Corp +                 5.40          10/23/96       22,998,853
 50,000,000  Prudential Funding Corp                              5.39          10/03/96       49,985,028
 50,000,000  Prudential Funding Corp                              5.29          11/20/96       49,632,639
 50,000,000  Prudential Funding Corp                              5.28          11/26/96       49,589,333
 39,600,000  RTZ America Inc                                      5.35          10/23/96       39,470,530
 28,000,000  Sheffield Receivables Corp +                         5.35          10/16/96       27,937,583
 24,340,000  Sheffield Receivables Corp +                         5.37          10/21/96       24,267,386
 30,000,000  Sony Capital Corp +                                  5.30          10/01/96       30,000,000
 23,000,000  Sony Capital Corp +                                  5.35          10/18/96       22,941,893
 43,000,000  Student Loan Corp                                    5.29          11/20/96       42,684,069
120,000,000  Sweden (Kingdom of)                                  5.58          03/10/97      117,024,000
 50,000,000  Transamerica Finance Corp                            5.46          10/17/96       49,878,667
 50,000,000  Warner Lambert Co                                    5.30          10/03/96       49,985,274
 45,000,000  WCP Funding Inc +                                    5.34          10/22/96       44,859,824
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $2,918,836,333

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE MEDIUM-TERM NOTES - 1.11%
$50,000,000  FCC National Bank                                    5.37 %        12/04/96   $   50,000,000

             SHORT-TERM FEDERAL AGENCIES - 4.59%
$ 3,995,000  Federal Home Loan Bank                               5.30 %*       10/07/96   $    3,991,471
 50,905,000  Federal Home Loan Mortgage Corp                      5.28 *        10/07/96       50,860,204
 38,000,000  Federal Home Loan Mortgage Corp                      5.46 *        10/10/96       37,949,650
 50,000,000  Federal Home Loan Mortgage Corp                      5.39 *        10/11/96       49,925,208
 15,000,000  Federal National Mortgage Assoc                      5.75 *        10/01/96       15,000,000
 50,000,000  Federal National Mortgage Assoc                      5.37 *        10/29/96       49,791,167
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  207,517,700

             VARIABLE AND FLOATING RATE BONDS - 16.92%
$50,000,000  Abbey National North America                         5.35 %        05/21/97   $   49,967,631
 50,000,000  Abbey National North America                         5.55          07/17/97       49,965,650
 50,000,000  Comerica Inc                                         5.39          10/30/96       49,970,920
100,000,000  Comerica Inc                                         5.84          11/08/96       99,941,840
135,000,000  FCC National Bank                                    5.24          10/31/96      134,934,903
 47,000,000  Federal Home Loan Bank                               5.37          08/08/97       46,968,298
100,000,000  International Business Machines Credit Corp          5.38          11/06/96       99,913,570
  8,000,000  Merrill Lynch & Co Inc                               6.06          10/25/96        8,000,000
125,000,000  PNC Funding Corp                                     5.32          05/15/97      124,907,600
100,000,000  Sony Capital Corp                                    5.51          09/04/97      100,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  764,570,412

             U.S. TREASURY BILLS - 8.58%
$35,000,000  U.S. Treasury Bills                                  4.80 %*       11/14/96   $   34,785,903
260,000,000  U.S. Treasury Bills                                  5.24 *        02/06/97      255,577,600
100,000,000  U.S. Treasury Bills                                  5.31 *        04/03/97       97,348,612
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $  387,712,115

------------------------
4

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 4.49%
$202,778,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  202,778,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $4,531,414,560)** (Note 1)                        100.30%               $4,531,414,560
              Other Assets and Liabilities, Net                        (0.30)                  (13,683,631)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $4,517,730,929
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
  + THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)                              $4,531,414,560
  Receivables:
    Interest                                      6,205,121
    Organizational expenses, net of
      amortization                                   30,704
    Prepaid expenses and other assets               145,850
TOTAL ASSETS                                  4,537,796,235
LIABILITIES
    Cash overdraft due to custodian                 112,738
    Payables:
      Distribution to shareholders               15,889,186
      Due to sponsor and distributor              1,327,462
      Due to advisor (Note 2)                     2,431,536
      Other                                         304,384
TOTAL LIABILITIES                                20,065,306
TOTAL NET ASSETS
                                             $4,517,730,929
  NET ASSETS CONSIST OF:
    Paid-in capital - Class A                $3,801,756,555
    Paid-in capital - Service Class             699,303,315
    Paid-in capital - Institutional
      Class                                      18,505,994
    Undistributed (overdistributed) net
      investment income                              (3,642)
    Undistributed net realized gain
      (loss) on investments                      (1,831,293)
TOTAL NET ASSETS                             $4,517,730,929
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
  Net Assets - Class A                       $3,799,908,212
  Shares outstanding - Class A                3,800,365,566
  Net asset value and offering price per
    share - Class A                          $         1.00
  Net Assets - Class S                       $  699,230,511
  Shares outstanding - Class S                  699,303,315
  Net asset value and offering price per
    share - Class S                          $         1.00
  Net Assets - Institutional Class           $   18,592,206
  Shares outstanding - Institutional
    Class                                        18,583,883
  Net asset value and offering price per
    share - Institutional Class              $         1.00
INVESTMENT AT COST                           $4,531,414,560
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
6

                                                        STATEMENTS OF OPERATIONS

                                                  MONEY MARKET MUTUAL FUND
                                             -----------------------------
                                             FOR THE NINE          FOR THE
                                             MONTHS ENDED       YEAR ENDED
                                                SEPT. 30,         DEC. 31,
                                                     1996             1995
--------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $157,416,270     $189,686,272
TOTAL INVESTMENT INCOME                       157,416,270      189,686,272
EXPENSES (NOTE 2)
    Advisory fees                              11,593,678       12,729,506
    Administration fees                           872,577          954,713
    Custody fees                                  489,652          537,886
    Shareholder servicing fees                  8,436,247        9,399,920
    Portfolio accounting fees                     625,939          698,002
    Transfer agency fees                        1,927,196        1,100,155
    Distribution fees                           4,067,866        2,898,662
    Amortization of organizational
      expenses                                     12,191           14,420
    Legal and audit fees                          388,102          283,256
    Registration fees                             242,858          257,244
    Directors' fees                                 3,743            5,000
    Shareholder reports                           187,179          154,384
    Other                                          50,607           58,909
TOTAL EXPENSES                                 28,897,835       29,092,057
  Less:
    Waived and reimbursed fees (Note 2)        (3,884,553)      (3,193,347)
  Net expenses                                 25,013,282       25,898,710
NET INVESTMENT INCOME                         132,402,988      163,787,562

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
    Net realized gain (loss) on sale of
      investments                                 740,929       (1,181,926)
NET GAIN (LOSS) ON INVESTMENTS                    740,929       (1,181,926)
NET INCREASE IN NET ASSETS RESULTING
FROM
 OPERATIONS                                  $133,143,917     $162,605,636
--------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                FOR THE NINE
                                                MONTHS ENDED             FOR THE            FOR THE
                                                   SEPT. 30,          YEAR ENDED         YEAR ENDED
                                                    1996 (1)       DEC. 31, 1995      DEC. 31, 1994
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   132,402,988     $   163,787,562     $   42,335,237
  Net realized gain (loss) on sale of
    investments                                      740,929          (1,181,926)           (85,382)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 133,143,917         162,605,636         42,249,855
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (113,221,991)       (150,704,682)       (42,335,237)
    CLASS S                                      (19,122,485)        (13,082,880)                 0
    INSTITUTIONAL CLASS                              (62,154)                  0                  0
  In excess of net investment income
    CLASS A                                                0                   0                  0
    CLASS S                                                0                   0                  0
    INSTITUTIONAL CLASS                                    0                   0                  0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          2,061,107,506       2,284,498,553      2,694,494,544
  Reinvestment of dividends - Class A            111,610,934         146,963,258         32,541,176
  Cost of shares redeemed - Class A           (1,266,041,632)     (1,881,800,747)      (700,482,027)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                       906,676,808         549,661,064      2,026,553,693
  Proceeds from shares sold - Class S          1,063,771,625       1,211,993,101                  0
  Reinvestment of dividends - Class S             19,240,628          10,735,965                  0
  Cost of shares redeemed - Class S           (1,002,807,161)       (603,630,843)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                  80,205,092         619,098,223                  0
  Proceeds from shares sold -
    Institutional Class                           19,474,700                   0                  0
  Reinvestment of dividends -
    Institutional Class                                    0                   0                  0
  Cost of shares redeemed -
    Institutional Class                             (882,494)                  0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                            18,592,206                   0                  0
INCREASE (DECREASE) IN NET ASSETS              1,006,211,393       1,167,577,361      2,026,468,311

NET ASSETS:
Beginning net assets                           3,511,519,536       2,343,942,175        317,473,864
ENDING NET ASSETS                            $ 4,517,730,929     $ 3,511,519,536     $2,343,942,175
---------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.
The accompanying notes are an integral part of these financial statements.

---------------------
8

THIS PAGE INTENTIONALLY LEFT BLANK --

                                                         ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 MONEY MARKET MUTUAL FUND
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                             PERIOD       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,   DEC. 31,   DEC. 31,
                                                           1996 (1)       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.03       0.05       0.04
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.03       0.05       0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.03)     (0.05)     (0.04)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.03)     (0.05)     (0.04)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 3.55%      5.34%      3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $3,799,908 $2,892,621 $2,343,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.75%      0.75%      0.69%
  Ratio of net investment income to average net assets        4.66%      5.13%      4.12%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.88%      0.83%      0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.53%      5.05%      3.92%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

---------------------
10

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   MONEY MARKET MUTUAL FUND (CONT.)
                              -----------------------------------------------------
                                                                              INST.
                                   CLASS A (CONT.)               CLASS S      CLASS
                              --------------------  --------------------  ---------
                                   YEAR     PERIOD     PERIOD     PERIOD     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,  SEPT. 30,
                                   1993   1992 (2)       1996   1995 (3)   1996 (4)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.02       0.03       0.03       0.00
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.02       0.03       0.03       0.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.02)     (0.03)     (0.03)     (0.00)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.02)     (0.03)     (0.03)     (0.00)
                              ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.70%      1.50%      3.03%      2.73%      0.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $317,474   $236,269   $699,231   $618,899    $18,592
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.58%      0.20%      1.42%      1.43%      0.74%
  Ratio of net investment
    income to average net
    assets                        2.67%      2.98%      3.98%      4.40%      5.03%
-----------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.00%      0.94%      1.55%      1.53%      0.77%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        2.25%      2.24%      3.85%      4.30%      5.00%
-----------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the Money Market Mutual Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the Fund. Pursuant to the reorganization, the Company changed its fiscal year-end from December 31 to September 30.

The Money Market Mutual Fund offers Class A, Institutional Class, and Class S shares. The three classes of shares differ principally in the applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the

---------------------
12

                                                   NOTES TO FINANCIAL STATEMENTS
Fund in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund's adviser pools the Fund's cash and invests in repurchase agreements entered into by the Fund. The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements entered into and held in the Fund at September 30, 1996, were collateralized by U.S. government obligations.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Fund currently has capital loss carryforwards of $85,382 that will expire in the year 2002 and $1,882,926 which will expire in the year 2003. Any loss carryforwards from Pacifica are included in the Fund's carryforwards as shown above. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Fund's administrator and distributor, has charged the Fund for expenses incurred in connection with the organization and initial registration of the Fund and/or Class. Such expenses are being amortized by the Fund on a straight-line basis over 60 months from the date the Fund or share classes commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of Fund with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contract, WFB has agreed to furnish to the Fund investment guidance and policy direction in connection with daily portfolio management. Under the contract, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of 0.40% of the average daily net assets of the Fund.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Fund. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the net assets over $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide transfer agency services for the Fund. Under the transfer agency agreement, WFB is entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of the Fund are under $20 million. For as long as the net assets remain under $20 million, the Fund will not be charged any transfer agency fees by WFB.

---------------------
14

                                                   NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. WFB is entitled to be compensated for these services based on an annual rate of average daily net assets not to exceed 0.30% for the Class A shares of the Fund, and 0.25% for the Institutional Class and Class S shares of the Fund. For the nine months ended September 30, 1996, the Fund paid service fees of $7,257,001, $1,176,803 and $2,443 for the Class A, Class S, and Institutional Class shares, respectively.

The Company has entered into an administration and distribution agreement on behalf of the Fund with Stephens. Under the agreement, Stephens has agreed to provide supervisory, administrative and distribution services to the Fund. For receiving supervisory and administrative services, the Fund has agreed to pay Stephens a monthly fee at the annual rate of 0.03% of the Fund's average daily net assets.

FEES WAIVED

All amounts shown as waived and reimbursed fees on the Statements of Operations were waived by WFB. Fee waivers continue at the discretion of WFB. WFB and Stephens have agreed to reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses do not exceed, on an annual basis, 0.73% of the average daily net assets attributable to the Institutional Class shares of the Fund, for the period from September 6, 1996 through August 31, 1997.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), whereby the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials for the Class A shares by paying on an annual basis up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund. The Fund may participate in joint distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

The Class S Distribution Plan for the Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares. Total distribution expenses related to the Class S shares of the Fund were $3,587,118 for the nine months ended September 30, 1996 and $2,215,338 for the year ended December 31, 1995.

Certain officers and directors of the Company are also officers of Stephens. At September 30, 1996, Stephens owned 11,166 shares of the Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $.001 par value capital stock authorized by the Company. At September 30, 1996, the Fund was authorized to issue 6 billion Class A shares, 5 billion Institutional Class shares and 2 billion Class S shares of $.001 par value capital stock. Transactions in capital shares are as follows:

                                                              MONEY MARKET MUTUAL FUND
                                     -------------------------------------------------
                                          FOR THE NINE
                                          MONTHS ENDED          FOR THE        FOR THE
                                             SEPT. 30,       YEAR ENDED     YEAR ENDED
                                              1996 (1)    DEC. 31, 1995  DEC. 31, 1994
--------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                 2,061,102,906    2,284,460,229  2,694,494,544
  Shares issued in reinvestment of
    dividends -- Class A                   111,610,934      146,963,258     32,541,176
  Shares redeemed -- Class A            (1,266,036,895)  (1,881,762,423)  (700,482,027)
NET INCREASE IN SHARES OUTSTANDING
 -- CLASS A                                906,676,945      549,661,064  2,026,553,693
  Shares sold -- Class S                 1,063,771,625                0              0
  Shares issued in reinvestment of
    dividends -- Class S                    19,240,628                0              0
  Shares redeemed -- Class S            (1,002,807,161)               0              0
NET INCREASE IN SHARES OUTSTANDING
 -- CLASS S                                 80,205,092                0              0
  Shares sold -- Institutional
    Class                                   19,474,700    1,211,984,821              0
  Shares issued in reinvestment of
    dividends -- Institutional
    Class                                            0       10,735,964              0
  Shares redeemed -- Institutional
    Class                                     (890,817)    (603,622,562)             0
NET INCREASE IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS                     18,583,883      619,098,223              0

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

---------------------
16

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Mutual Fund (one of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations for the nine months ended September 30, 1996 and the year ended December 31, 1995, the statements of changes in net assets for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market Mutual Fund of Stagecoach Funds, Inc. as of September 30, 1996, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1.

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Portfolio, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which are substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates are unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

  PACIFICA ASSET PRESERVATION FUND

FOR             AGAINST    ABSTAIN
----------------------------------
2,167,154        33,428    325,576

  PACIFICA MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 104,414,911    412,947  6,165,441

PROPOSAL 2.

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of the specified Pacifica Funds to corresponding funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

  PACIFICA ASSET PRESERVATION FUND

FOR             AGAINST    ABSTAIN
----------------------------------
2,156,840        38,758    330,549

  PACIFICA MONEY MARKET FUND

FOR             AGAINST    ABSTAIN
----------------------------------
 103,499,585    755,134  6,738,581

---------------------
18

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC0565 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds